Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments
Revenue	€ 36,800	€ 34,176	€ 31,207
Operating profit	9,617	4,665	5,799
Other non-operating income/expense, net	118	(298)	(3)
Financial income, net	534	398	(456)
Profit before tax from continuing operations	10,270	4,764	5,341
Actual Currency
Disclosure of operating segments
Revenue	36,800	34,175	31,207
Adjustment for currency impact	0	0	0
Other expenses	(3,358)	(3,383)	(3,245)
Adjustment for currency impact	0	0	0
Acquisition related charges	(411)	(356)	(345)
Restructuring	(3)	(3,144)	(215)
Regulatory compliance matter expenses	0	11	(155)
Teradata litigation expenses	(387)	0	0
Operating profit	9,617	4,665	5,799
Other non-operating income/expense, net	118	(298)	(3)
Financial income, net	(230)	(63)	(311)
Adjustment for gains and losses from equity securities, net	764	461	(145)
Profit before tax from continuing operations	10,270	4,764	5,341
Actual Currency | Operating segments
Disclosure of operating segments
Revenue	36,800	34,175	31,207
Operating profit	13,777	11,536	9,759
Actual Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	32,847	30,248	27,359
Operating profit	13,345	11,253	9,510
Actual Currency | Core Services | Operating segments
Disclosure of operating segments
Revenue	3,953	3,927	3,848
Operating profit	432	283	€ 249
Constant Currency
Disclosure of operating segments
Revenue	36,800	34,175
Adjustment for currency impact	(1,004)	(135)
Other expenses	(3,427)	(3,378)
Adjustment for currency impact	(242)	(78)
Acquisition related charges	(411)	(356)
Restructuring	(3)	(3,144)
Regulatory compliance matter expenses	0	11
Teradata litigation expenses	(387)	0
Operating profit	9,617	4,665
Other non-operating income/expense, net	118	(298)
Financial income, net	(230)	(63)
Adjustment for gains and losses from equity securities, net	764	461
Profit before tax from continuing operations	10,270	4,764
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	37,804	34,310
Operating profit	14,088	11,609
Constant Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	33,751	30,370
Operating profit	13,647	11,329
Constant Currency | Core Services | Operating segments
Disclosure of operating segments
Revenue	4,053	3,940
Operating profit	€ 440	€ 280